Consolidated Statements of Cash Flows - CAD ($)	12 Months Ended	13 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Cash flows (used in) from operating activities:
Net income for the period	$ 9,339,383	$ 879,849
Adjustments:
Depreciation of property, plant and equipment	2,617,646	2,741,670
Amortization of intangible assets	924,236	1,075,130
Stock-based compensation	2,283,756	2,014,902
Impairment loss on inventories (note 6)	2,376,969	256,913
Gain on loss of control of subsidiary (note 13)	(8,783,613)
Recognition of deferred revenues	(549,671)	(397,440)
Amortization of deferred lease inducements	(59,355)	(64,303)
Net finance expense	2,255,161	2,968,745
Realized foreign exchange gain (loss)	(345,781)	155,840
Net gain on sale of assets, excluding transaction costs and severances (note 4)	(25,544,261)
Charge on settlement of liability	90,385
Income taxes expense (recovery) (note 18)	(1,640,200)	2,353,628
Tax credits recoverable (note 18)	1,932,831	(1,966,757)
Adjustments to reconcile profit (loss)	(15,102,514)	10,018,177
Changes in operating assets and liabilities (note 20)	7,515,995	(1,575,745)
Income taxes paid		(629,001)
Cash flows from (used in) operating activities	(7,586,519)	7,813,431
Cash flows from investing activities:
Maturity of short-term investments	519,000	23,341,837
Acquisition of short-term investments	(184,000)	(15,737,245)
Proceeds on sale of assets (note 4)	43,075,587
Proceeds on sale of investment (note 21 (a)(i))	104,110
Interest received	227,465	66,066
Acquisition of property, plant and equipment	(1,267,364)	(2,942,276)
Acquisition of intangible assets	(3,783,669)	(1,715,464)
Cash reduction related to loss of control of Acasti (note 13)	(2,666,122)
Cash flows from (used in) investing activities	36,025,007	3,012,918
Cash flows used in financing activities:
Payment of debt issuance transaction costs	490,000	(1,040,000)
Repayment of loans and borrowings (note 20 (c))	(19,389,098)	(7,654,363)
Increase in long-term debt, net of finance costs		3,666,311
Interest paid	(873,305)	(2,219,320)
Penalty on debt reimbursement (note 20 (c))	(263,483)
Settlement of derivative swap agreements (note 20 (c))	(58,999)
Issuance of shares costs (note 12 (b))	(9,930)
Proceeds from exercise of options (note 12 (d))	256,616
Cash flows from (used in) financing activities	(19,885,019)	(366,349)
Foreign exchange gain (loss) on cash and cash equivalents held in foreign currencies	(68,725)	(130,564)
Net increase in cash and cash equivalents	8,484,744	10,329,436
Cash and cash equivalents as at April 1, 2017 and March 1, 2016	15,802,363	5,472,927
Cash and cash equivalents as at March 31, 2018 and 2017	24,287,107	15,802,363
Cash and cash equivalents is comprised of:
Cash	5,784,810	12,808,173
Cash equivalents	18,502,297	2,994,190
Acasti
Cash flows used in financing activities:
Payment of debt issuance transaction costs	(40,305)
Issuance of shares costs (note 12 (b))	(380,765)
Proceeds from Acasti warrants	$ 384,250
Net proceeds from Acasti public offering (note 13 (ii)) and private placement		$ 6,881,023